INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of	As of
	December 31,	June 30,
	2023	2024
	US$	US$
Cost:
Computer software	3,584	3,509
License agreement	22,252	22,252
Internet domain name	150	150
Brand name	12,710	12,710
Strategic contract	10,010	10,010
Unpatented technology	3,633	3,633
	52,339	52,264
Accumulated amortization:
Computer software	(3,046)	(2,974)
License agreement	(5,470)	(5,470)
Internet domain name	(40)	(48)
Brand name	(3,116)	(3,116)
Strategic contract	(2,471)	(2,471)
Unpatented technology	(1,716)	(2,321)
	(15,859)	(16,400)

Impairment *:
Computer software	(524)	(524)
License agreement	(16,782)	(16,782)
Brand name	(9,602)	(9,602)
Strategic Contract	(7,539)	(7,539)
	(34,447)	(34,447)
Intangible assets, net	2,033	1,417

* The impairment as of December 31, 2023 and June 30, 2024 was due to the impairment incurred in prior years. There was no impairment for the six months ended June 30, 2023 and 2024.

Schedule of estimated amortization expense

US$

2024 remaining	615
2025	721
2026	15
2027	15
2028	15
2029 and thereafter	36

Total	1,417